INCOME TAXES - Income before provision (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
INCOME TAXES
United States			$ (17,253,473)	$ (22,162,510)
Foreign			1,179,715	(345,698)
Net loss	$ (6,669,745)	$ (6,977,339)	$ (16,073,758)	$ (22,508,208)